Derivative Instruments and Hedging Activities (Fair Value of Financial Derivatives Balance Sheet Locations) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Derivatives, Fair Value [Line Items]
Derivatives - Price risk management assets	$ 6,957	$ 3,577	$ 4,655	$ 7,006
Interest Rate Derivative Assets, at Fair Value	3,890	2,427	1,828	2,101
Derivative Asset, Fair Value, Gross Asset	10,847	6,004	6,483	9,107
Derivatives - Price risk management liabilities	42,745	33,301	42,375	83
Interest Rate Derivative Liabilities, at Fair Value	4,210	4,220	4,748	5,075
Derivative Liability, Fair Value, Gross Liability	46,955	37,521	47,123	5,158
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives - Price risk management assets	4,330	3,155	3,614	5,301
Interest Rate Derivative Assets, at Fair Value	1,723	1,836	1,828	2,101
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	0	0	0
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives - Price risk management liabilities	25,956	23,000	27,929	83
Interest Rate Derivative Liabilities, at Fair Value	2,374	2,470	2,241	0
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	4,945	2,169	1,280
Other Assets, Net [Member]
Derivatives, Fair Value [Line Items]
Derivatives - Price risk management assets	415	422	1,041	1,705
Interest Rate Derivative Assets, at Fair Value	2,167	591	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	0	0	0
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives - Price risk management liabilities	8,011	6,851	12,034	0
Interest Rate Derivative Liabilities, at Fair Value	1,836	1,750	2,507	$ 5,075
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	2,201	$ 1,281	$ 1,132
Midstream - Crude Oil Logistics [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	2,212
Midstream - Crude Oil Logistics [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ 1,632